INVENTORY (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory Abstract
Industrial hemp crop under cultivation	$ 1,391,306
Raw materials	239,030	$ 15,000
Work-in-process
Finished goods	13,880	28,200
Inventory	$ 1,644,216	$ 43,200